Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Liability [Abstract]
Summary of Issued and Outstanding Warrants	As of December 31, 2021, issued and outstanding warrants were as follows:

Warrant Type	December 31, 2021
Public Warrants	12,218,420
Private Placement Warrants	8,900,000

Total	21,118,420